BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
BUSINESS SEGMENT INFORMATION
BUSINESS SEGMENT INFORMATION

2 BUSINESS SEGMENT INFORMATION

The Group is engaged in a single business activity, being the development, manufacture and sale of medical technology products and services.

Development, manufacturing, supply chain and central functions are managed globally for the Group as a whole. Sales are managed through two geographical selling regions: US and International; with a president for each who is responsible for the commercial review of that region. The Executive Committee (‘ExCo’), comprises geographical presidents and certain heads of function and is chaired by the Chief Executive Officer (‘CEO’). ExCo is the body through which the CEO uses the authority delegated to him by the Board of Directors to manage the operations and performance of the Group. All significant operating decisions regarding the allocation and prioritisation of the Group’s resources and assessment of the Group’s performance are made by ExCo, and whilst the members have individual responsibility for the implementation of decisions within their respective areas, it is at the ExCo level that these decisions are made. Accordingly, ExCo is considered to be the Group’s chief operating decision maker as defined by IFRS 8 Operating Segments.

In making decisions about the prioritisation and allocation of the Group’s resources, ExCo reviews financial information on an integrated basis for the Group as a whole and determines the best allocation of resources to Group-wide projects. This information is prepared substantially on the same basis as the Group’s IFRS financial statements aside from the adjustments described in Note 2.2. In assessing performance, ExCo also considers financial information presented on a geographical selling region and product franchise basis for revenue. Financial information for corporate and functional costs is presented on a Group-wide basis.

The types of products and services offered by the Group’s global business segment are as follows:

-	Sports Medicine Joint Repair, which offers surgeons a broad array of instruments, technologies and implants necessary to perform minimally invasive surgery of the joints;
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Arthroscopic Enabling Technologies, which offers healthcare providers a variety of technologies such as fluid management equipment for surgical access, high definition cameras, digital image capture, scopes, light sources and monitors to assist with visualisation inside the joints, radio frequency, electromechanical and mechanical tissue resection devices, and hand instruments for removing damaged tissue;

-	Trauma & Extremities, consisting of internal and external devices used in the stabilisation of severe fractures and deformity correction procedures;
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Other Surgical Businesses, which includes robotics-assisted surgery, various products and technologies to assist in surgical treatment of the ear, nose and throat, and gynaecological instrumentation, until the Gynaecology business disposal in August 2016;

-	Knee Implants, which offers an innovative range of products for specialised knee replacement procedures;
-	Hip Implants, which offers a range of specialist products for reconstruction of the hip joint;
-	Advanced Wound Care, which includes products for the treatment and prevention of acute and chronic wounds, including leg, diabetic and pressure ulcers, burns and post-operative wounds;
-	Advanced Wound Bioactives, which includes biologics and other bioactive technologies that provide unique approaches to debridement and dermal repair/regeneration; and
-	Advanced Wound Devices, which consists of traditional and single-use Negative Pressure Wound Therapy and hydrosurgery systems.

The segment information is prepared in conformity with the accounting policies of the Group and the accounting standard IFRS 8 Operating Segments.

The segment profit measure reported to the Chief Executive Officer and the ExCo for the purposes of resource allocation and assessment is trading profit and excludes the effects of non-recurring, infrequent, non-cash and other items that management does not otherwise believe are indicative of the underlying performance of the consolidated Group as discussed in Note 2.2. Group financing (including interest receivable and payable) is managed on a net basis outside the business segment.

2.1 Revenue by business segment and geography

Accounting policy

Revenue comprises sales of products and services to third parties at amounts invoiced net of trade discounts and rebates, excluding taxes on revenue. Revenue from the sale of products is recognised upon transfer to the customer of the significant risks and rewards of ownership. This is generally when goods are delivered to customers. There is no significant revenue associated with the provision of discrete services. In Established Markets we typically sell direct to healthcare institutions while in our Emerging Markets we typically sell to distributors and intermediaries. In general our surgical business is more direct to hospitals and ambulatory service centres whereas in our wound business, and in particular products used in community and homecare facilities, it is through wholesalers. Sales of inventory located at customer premises and available for customers’ immediate use are recognised when notification is received that the product has been implanted or used. Appropriate provisions for returns, trade discounts and rebates are deducted from revenue. Rebates comprise retrospective volume discounts granted to certain customers on attainment of certain levels of purchases from the Group. These are accrued over the course of the arrangement based on estimates of the level of business expected and adjusted at the end of the arrangement to reflect actual volumes.

Segment revenue reconciles to statutory revenues from continuing operations as follows:

	2017	2016	2015
	$ million	$ million	$ million
Reportable segment revenue
Revenue from external customers	4,765	4,669	4,634

In presenting information on the basis of geographical segments, segment revenue is based on location of Smith & Nephew businesses:

	2017	2016	2015
	$ million	$ million	$ million
Geographical segment revenue
United Kingdom	244	266	301
United States of America	2,332	2,299	2,217
Other[1]	2,189	2,104	2,116
Consolidated revenue from continuing operations	4,765	4,669	4,634

1	No other country represents more than 6% of consolidated sales revenue from continuing operations.

The table below shows revenue by product type from continuing operations. Included within the 2015 analysis is a reclassification of $58m of product sales formerly included in the Sports Medicine Joint Repair franchise which has now been included in the Arthroscopic Enabling Technologies franchise in order to present analysis in line with 2017 management reporting on a consistent basis.

	2017	2016	2015
	$ million	$ million	$ million
Revenue by product from continuing operations
Knee Implants	984	932	883
Hip Implants	599	597	604
Trauma & Extremities	495	475	497
Sports Medicine Joint Repair	627	587	548
Arthroscopic Enabling Technologies	615	631	631
Other Surgical Businesses	189	214	205
Advanced Wound Care	720	719	755
Advanced Wound Bioactives	342	342	344
Advanced Wound Devices	194	172	167
Consolidated revenue from continuing operations	4,765	4,669	4,634

Major customers

No single customer generates revenue greater than 10% of the consolidated revenue.

2.2 Trading and operating profit by business segment

Trading profit is a trend measure which presents the long-term profitability of the Group excluding the impact of specific transactions that management considers affects the Group’s short-term profitability. The Group presents this measure to assist investors in their understanding of trends. The Group has identified the following items, where material, as those to be excluded from operating profit when arriving at trading profit: acquisition and disposal-related items; amortisation and impairment of acquisition intangibles; significant restructuring programmes; gains and losses arising from legal disputes; and other significant items. Further detail is provided in Notes 2.3, 2.4 and 2.5. Operating profit reconciles to trading profit as follows:

	2017	2016	2015
	$ million	$ million	$ million
Operating profit of the business segment	934	801	628
Acquisition-related costs	(10)	9	12
Restructuring and rationalisation expenses	–	62	65
Amortisation and impairment of acquisition intangibles	140	178	204
Legal and other	(16)	(30)	190
Trading profit of the business segment	1,048	1,020	1,099

2.3 Acquisition-related costs

Acquisition-related costs credit of $10m (2016: $9m charge, 2015: $12m charge) relates to a remeasurement of contingent consideration for a prior year acquisition partially offset by costs associated with the acquisition of Rotation Medical, Inc.

2.4 Restructuring and rationalisation expenses

No restructuring and rationalisation costs were incurred in 2017 (2016: $62m, 2015: $65m). In 2016 and 2015, these costs primarily related to the ongoing implementation of the Group Optimisation Plan which was completed in 2016.

2.5 Legal and other

The legal and other credit within operating profit of $16m (2016: $30m credit, 2015: $190m charge) primarily related to a $54m credit recognised following a settlement payment received from Arthrex relating to patent litigation, partially offset by legal expenses for patent litigation with Arthrex and ongoing metal-on-metal hip claims. In 2017 there was a $10m increase in the provision that reflects the present value of the estimated costs to reduce all other known and anticipated metal-on-metal hip claims.

2.6 Assets and liabilities by business segment and geography

	2017	2016	2015
	$ million	$ million	$ million
Reconciliation of assets of the business segment to the consolidated group
Assets of the business segment	7,508	7,147	6,929
Unallocated corporate assets:
– Deferred tax assets	127	97	105
– Retirement benefit assets	62	–	13
– Cash at bank	169	100	120
Total assets of the consolidated group	7,866	7,344	7,167

In presenting information on the basis of geographical segments, non-current segment assets are based on their location:

Geographic segment assets	2017	2016	2015
	$ million	$ million	$ million
United Kingdom	364	335	366
United States of America	3,295	3,145	2,982
Other	1,287	1,238	1,226
Total non-current assets of the consolidated group[1]	4,946	4,718	4,574

1	Non-current assets excludes retirement benefit assets and deferred tax assets.

	2017	2016	2015
	$ million	$ million	$ million
Reconciliation of liabilities of the business segment to the consolidated group
Liabilities of the business segment	1,311	1,247	1,197
Unallocated corporate liabilities:
– Long-term borrowings	1,423	1,564	1,434
– Retirement benefit obligations	131	164	184
– Deferred tax liabilities	97	94	77
– Bank overdrafts and loans - current	27	86	46
– Current tax payable	233	231	263
Total liabilities of the consolidated group	3,222	3,386	3,201

Depreciation, amortisation and impairment of the business segment
Depreciation of property, plant and equipment	243	224	226
Amortisation of acquisition intangibles	130	130	153
Amortisation of other intangible assets	62	61	66
Total depreciation and amortisation	435	415	445
Impairment losses on acquisition intangibles[1]	10	48	51
Impairment loss/(reversal) on trade investments[1]	2	–	(3)
Total depreciation, amortisation and impairment	447	463	493

1	Impairments recognised in operating profit, within the administrative expenses line.

Segment acquisition of property, plant and equipment and intangibles reconciles to that of the consolidated group, and comprises the following:

	2017	2016	2015
	$ million	$ million	$ million
Additions to property, plant and equipment	308	320	303
Additions to intangibles	68	72	55
Capital expenditure (excluding business combinations)	376	392	358
Trade investments	8	2	2
Acquisitions – Goodwill	132	211	34
Acquisitions – Intangible assets	61	85	19
Acquisitions – Property, plant and equipment	1	2	6
Capital and acquisition expenditure	578	692	419